UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/19

Date of reporting period: 6/30/20

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report June 30, 2020

Beginning in January, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary (i.e. broker dealer or bank), you can contact your financial intermediary to request that you continue to receive copies of shareholder reports. Your election to receive reports in paper will apply to all the funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

August, 2020

Dear Fellow Shareholder:

Capital markets saw a strong rebound in the second quarter of 2020 following the swift sell-off in March due to the COVID-19 pandemic spreading worldwide. The S&P 500® Index declined -20% in the first quarter, and rebounded quickly in the second quarter with a return of slightly less than +20%, marking the first quarter-over-quarter swing of that magnitude since 1932. The second quarter saw the highest quarterly return for the S&P 500® Index since 1998.

As markets rallied, investor sentiment improved with mounting optimism surrounding easing of pandemic-related restrictions in some areas of the country, along with encouraging developments of COVID-19 treatments and vaccines, and the impact of unprecedented fiscal and monetary stimulus from the Federal Reserve and the U.S. Treasury. At the close of the second quarter, the S&P 500® Index was trading within 3% of being flat for the year, and the bond market had experienced record-setting new corporate bond issuance.

While these developments and measures have been encouraging and have helped stabilize the markets, concerns remain around how long it will take to recover from the COVID-19 shut-down, and your portfolio management team finds the recent spike in bond defaults and corporate bankruptcies concerning. Therefore, your Sub-Adviser’s team has confidence in the importance of investing in companies that the team believes maintain strong balance sheets and have ample liquidity to withstand any prolonged economic impact from the COVID-19 pandemic. In addition, your portfolio management team expects to continue to monitor the elevated unemployment landscape, changing business and consumer behaviors, and the upcoming election to help refine the team’s investment process.

Aquila Three Peaks Opportunity Growth Fund and the U.S. Equity Market

For June 30th year-to-date, the Aquila Three Peaks Opportunity Growth Fund Class Y share (ATGYX) (the “Fund”) generated a total return of -13.70%, underperforming the Russell Midcap® Index (the “Index”), which returned -9.13%. The Fund generated a total return of +15.40% in the second quarter of 2020, which underperformed the Index’s return of +24.61%. While the Fund outperformed the Index during the market sell-off in the first quarter, the stronger snapback for the Index in the second quarter, relative to the Fund’s more conservatively positioned portfolio, resulted in the Fund’s year-to-date performance lagging the Index. (It should be noted that the Index does not include any operating expenses nor sales charges.)

During the second quarter, the top sectors in the Index included Energy, Consumer Discretionary, and Technology, while the worst performing sectors were more defensively positioned sectors, including Utilities, Real Estate, and Consumer Staples. The Fund’s relative underperformance in the second quarter compared to the Index can be attributed to conservative exposure in the Consumer Discretionary, Technology, Healthcare and Industrial sectors.

NOT A PART OF THE SEMI-ANNUAL REPORT

The construction of the Fund’s strategy continues to highlight companies that your Sub-Advisory team considers to be focused on prudently growing free cash flow in an attempt to propel future equity value. Your team continues to use its knowledge and understanding of the fixed income markets to decipher the equity investment landscape and evaluate the prospects for an individual company’s stock. The team believes its focus on understanding credit metrics provides a very distinct advantage to their research and stock selection. Your portfolio management team continues to focus their research efforts on finding companies that operate in relatively stable industries that have management teams who are exceptionally communicative and, in their estimate, are focused on maintaining a reasonably strong balance sheet, or strengthening the balance sheet while growing operations.

During this uncertain time, your Sub-Adviser’s team remains focused on their goal to find companies that have the strength to withstand the economic hardships caused by COVID-19, while also being able to grow free cash flow over the long-term. The team will seek to continue to reduce exposure to areas that are more directly impacted by COVID-19, as well as areas that may have more economic sensitivity should employment and consumer activity be slower to recover.

Aquila Three Peaks High Income Fund and the High Yield Market

The Aquila Three Peaks High Income Fund Class Y share (ATPYX) (the “Fund”) generated a -0.22% total return year-to-date through June 30, 2020, outperforming the Bloomberg Barclays U.S. Corporate High Yield Total Return Index Value Unhedged (the “Index”) which returned -3.80%. The Fund generated a 4.58% total return during the second quarter compared to the Index which generated a 10.18% return. (It should be noted that the Index does not include any operating expenses nor sales charges.)

During the second quarter market recovery, higher-quality bonds outperformed lower-quality bonds, and longer duration bonds outperformed shorter duration bonds. All sectors of the Index posted positive returns for the quarter except Transportation. The best performing sectors for the second quarter of 2020 were generally the worst performing in the first quarter, including Energy, Lodging, Autos, Gaming, and Home Construction. These sectors benefited from the reopening of the economy, monetary and fiscal stimulus from the Federal Reserve and the U.S. Treasury, improving economic outlook and promising developments with COVID-19 treatments and vaccine production. The worst performing sectors were those tied to Transportation, including Airlines, which are experiencing mounting fears that air travel could see a more prolonged recovery period along with near term liquidity challenges.

During the first half of the year, the performance of the Fund was negatively impacted by having limited exposure to some of the top performing yet highly-cyclical industries which have been most impacted by the COVID-19 pandemic. The Fund’s lower duration and average maturity also hindered the relative performance during the second quarter. Your Sub-Adviser’s team believes recent spikes in COVID-19 infections, pauses in reopening activities across states, and the upcoming election in November could lead to increased uncertainty and more market volatility going forward. Therefore, your Sub-Adviser’s investment strategy continues to focus on industries that the team deems to be less economically sensitive and higher-quality and companies they believe are better positioned to withstand any near-term economic uncertainties and challenges.

NOT A PART OF THE SEMI-ANNUAL REPORT

Your portfolio management team remains committed to their time-tested and disciplined research process that not only includes detailed analysis of companies owned, but also uncovers new opportunities within the high yield market. The construction of Aquila Three Peaks High Income Fund continues to be highlighted by securities that the team believes can weather negative headlines and heightened market volatility. Your Sub-Adviser’s team continues to look for fiscally responsible management teams that are committed to growing operations prudently and who recognize they can potentially improve their credit profile by focusing on company-specific measures. Your portfolio management team intends to maintain its discipline of minimizing volatility, to the extent possible, by generally avoiding security structures that appear to have equity-like characteristics, as well as by focusing on sectors the team considers to be relatively stable and higher-quality in nature due to greater predictability of revenues and stability in cash flow generation in this uncertain environment.

Thank you for your continued support and investment.

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may rise or decline due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

NOT A PART OF THE SEMI-ANNUAL REPORT

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Sub- Adviser thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the dale of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (87.7%)	Value
	Communication Services (2.9%)
	Broadcast Services/Program (1.2%)
	Univision Communications, Inc.
$ 2,185,000	6.625%, 06/01/27 144A	$ 2,086,675

	E-Commerce/Services (0.6%)
	Go Daddy Operating Co. LLC
925,000	5.250%, 12/01/27 144A	941,187

	Telephone - Integrated (1.1%)
	CenturyLink, Inc.
725,000	5.625%, 04/01/25	749,650

	Level 3 Financing, Inc.
500,000	5.625%, 02/01/23	500,350
675,000	5.125%, 05/01/23	675,000
		1,925,000
	Total Communication Services	4,952,862

	Consumer Discretionary (19.9%)
	Apparel Manufacturers (2.1%)
	Tapestry, Inc.
950,000	4.125%, 07/15/27	894,493

	Under Armour, Inc.
3,050,000	3.250%, 06/15/26	2,692,235
		3,586,728
	Building - Mobile Home/Manufactured Housing (1.8%)
	Picasso Finance Sub, Inc.
1,825,000	6.125%, 06/15/25 144A	1,859,219

	Winnebago Industries, Inc.
1,097,000	6.250%, 07/15/28 144A†	1,127,168
		2,986,387
	Building - Residential/Commercial (2.0%)
	Century Communities, Inc.
1,000,000	5.875%, 07/15/25	995,000
1,000,000	6.750%, 06/01/27	1,005,000

1  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (continued)
	Building - Residential/Commercial (continued)
	Tri Pointe Group, Inc.
$ 1,375,000	5.700%, 06/15/28	$ 1,395,625
		3,395,625
	Casinos & Gaming (2.7%)
	Boyd Gaming Corp.
728,000	8.625%, 06/01/25 144A	760,760
1,075,000	6.375%, 04/01/26	1,021,250

	Colt Merger Sub, Inc.
732,000	6.250%, 07/01/25 144A†	726,290

	Las Vegas Sands Corp.
1,450,000	2.900%, 06/25/25	1,407,261

	Scientific Games International, Inc.
732,000	8.625%, 07/01/25 144A	684,200
		4,599,761
	Food - Catering (1.1%)
	Aramark Services, Inc.
1,000,000	6.375%, 05/01/25 144A	1,032,630
875,000	4.750%, 06/01/26	842,187
		1,874,817
	Funeral Service & Related Items (0.8%)
	Service Corp. International
1,300,000	5.375%, 05/15/24	1,324,375

	Hotels & Motels (2.5%)
	Hilton Domestic Operating Co., Inc.
1,675,000	5.125%, 05/01/26	1,667,680

	Wyndham Hotels & Resorts, Inc.
2,775,000	5.375%, 04/15/26 144A	2,670,938
		4,338,618

2  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Discretionary (continued)
	Protection - Safety (0.9%)
	Prime Security Services Borrower LLC
$ 1,675,000	6.250%, 01/15/28 144A	$ 1,577,683

	Racetracks (1.8%)
	Churchill Downs, Inc.
1,350,000	5.500%, 04/01/27 144A	1,313,010
500,000	4.750%, 01/15/28 144A	482,500

	Penn National Gaming, Inc.
1,300,000	5.625%, 01/15/27 144A	1,212,744
		3,008,254
	Resorts/Theme Parks (0.6%)
	Vail Resorts, Inc.
975,000	6.250%, 05/15/25 144A	1,020,094

	Retail - Apparel/Shoes (1.5%)
	L Brands, Inc.
1,459,000	9.375%, 07/01/25 144A	1,460,824
1,250,000	7.500%, 06/15/29	1,090,625
		2,551,449
	Retail - Perfume & Cosmetics (0.6%)
	Sally Holdings LLC
1,000,000	5.625%, 12/01/25	971,640

	Retail - Restaurants (1.0%)
	IRB Holding Corp.
1,725,000	7.000%, 06/15/25 144A	1,774,594

	Toys (0.5%)
	Mattel, Inc.
875,000	5.875%, 12/15/27 144A	907,813
	Total Consumer Discretionary	33,917,838

3  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Staples (10.5%)
	Batteries/Battery Systems (1.3%)
	Energizer Holdings, Inc.
$ 1,100,000	6.375%, 07/15/26 144A	$ 1,137,356
925,000	7.750%, 01/15/27 144A	986,300
146,000	4.750%, 06/15/28 144A	143,222
		2,266,878
	Consumer Products - Miscellaneous (0.8%)
	Central Garden & Pet Co.
1,325,000	6.125%, 11/15/23	1,351,500

	Cosmetics & Toiletries (0.4%)
	Edgewell Personal Care Co.
728,000	5.500%, 06/01/28 144A	748,930

	Food - Miscellaneous/Diversified (1.0%)
	B&G Foods, Inc.
900,000	5.250%, 04/01/25	906,750

	Post Holdings, Inc.
700,000	5.750%, 03/01/27 144A	724,500
		1,631,250
	Food - Retail (3.5%)
	Albertsons Companies, Inc./Safeway, Inc.
2,575,000	6.625%, 06/15/24	2,639,375
975,000	5.750%, 03/15/25	996,333

	Ingles Markets, Inc.
2,258,000	5.750%, 06/15/23	2,269,290
		5,904,998
	Food - Wholesale/Distributors (2.6%)
	Performance Food Group, Inc.
825,000	6.875%, 05/01/25 144A	851,813
1,575,000	5.500%, 10/15/27 144A	1,519,875

4  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Consumer Staples (continued)
	Food - Wholesale/Distributors (continued)
	US Foods, Inc.
$ 1,725,000	5.875%, 06/15/24 144A	$ 1,638,750
359,000	6.250%, 04/15/25 144A	365,283
		4,375,721
	Vitamins & Nutrition Products (0.9%)
	Herbalife Nutrition Ltd.
1,475,000	7.875%, 09/01/25 144A	1,522,937
	Total Consumer Staples	17,802,214

	Energy (5.3%)
	Midstream Oil & Gas (3.1%)
	EQM Midstream Partners LP
732,000	6.000%, 07/01/25 144A	739,320
732,000	6.500%, 07/01/27 144A	749,810

	Genesis Energy LP
1,350,000	6.000%, 05/15/23	1,215,000
1,100,000	5.625%, 06/15/24	957,000

	PBF Logistics LP
1,650,000	6.875%, 05/15/23	1,589,082
		5,250,212
	Oil Company - Exploration & Production (0.9%)
	Southwestern Energy Co.
1,675,000	6.200%, 01/23/25	1,434,219

	Oil Refining & Marketing (1.3%)
	PBF Holding Co. LLC
2,500,000	7.250%, 06/15/25	2,268,750
	Total Energy	8,953,181

5  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Financials (18.2%)
	Finance - Investment Banker/Broker (1.7%)
	LPL Holdings, Inc.
$ 1,950,000	5.750%, 09/15/25 144A	$ 1,974,375
900,000	4.625%, 11/15/27 144A	888,750
		2,863,125
	Financial Guarantee Insurance (3.2%)
	NMI Holdings, Inc.
2,550,000	7.375%, 06/01/25 144A	2,668,269

	Radian Group, Inc.
2,950,000	4.875%, 03/15/27	2,773,000
		5,441,269
	Real Estate Management/Service (1.0%)
	Cushman & Wakefield US
1,625,000	6.750%, 05/15/28 144A	1,694,062

	REITS - Diversified (0.5%)
	HAT Holdings I LLC
800,000	6.000%, 04/15/25 144A	838,000

	REITS - Healthcare (3.8%)
	Diversified Healthcare Trust
3,525,000	9.750%, 06/15/25	3,784,969
2,750,000	4.750%, 02/15/28	2,276,849

	MPT Operating Partnership LP
375,000	5.250%, 08/01/26	389,063
		6,450,881
	REITS - Hotels (6.2%)
	ESH Hospitality, Inc.
4,525,000	5.250%, 05/01/25 144A	4,377,937

	Park Intermediate Holdings LLC
2,550,000	7.500%, 06/01/25 144A	2,607,375

6  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Financials (continued)
	REITS - Hotels (continued)
	Service Properties Trust
$ 2,675,000	4.350%, 10/01/24	$ 2,410,987
1,325,000	4.950%, 10/01/29	1,123,539
		10,519,838
	REITS - Storage (1.8%)
	Iron Mountain, Inc.
2,225,000	5.750%, 08/15/24	2,246,360
875,000	5.250%, 03/15/28 144A	870,625
		3,116,985
	Total Financials	30,924,160

	Healthcare (6.2%)
	Dialysis Centers (0.3%)
	DaVita, Inc.
450,000	5.000%, 05/01/25	460,125

	Medical Information Systems (1.5%)
	Change Healthcare Holdings LLC
2,525,000	5.750%, 03/01/25 144A	2,493,437

	Medical Laboratories & Testing Services (0.6%)
	IQVIA, Inc.
975,000	5.000%, 05/15/27 144A	997,367

	Medical - Drugs (1.0%)
	Bausch Health Americas, Inc.
925,000	9.250%, 04/01/26 144A	1,003,532
725,000	8.500%, 01/31/27 144A	769,406
		1,772,938
	Medical - HMO (1.1%)
	Centene Corp.
975,000	5.375%, 08/15/26 144A	1,014,205

	Magellan Health, Inc.
800,000	4.900%, 09/22/24	813,296
		1,827,501

7  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Healthcare (continued)
	Medical - Hospitals (1.0%)
	Acadia Healthcare Co., Inc.
$ 900,000	5.625%, 02/15/23	$ 900,315
77,000	5.500%, 07/01/28 144A	77,193

	Select Medical Corp.
825,000	6.250%, 08/15/26 144A	834,034
		1,811,542
	Physical Therapy/Rehabilitation Centers (0.7%)
	Encompass Health Corp.
725,000	4.500%, 02/01/28	695,362
554,000	4.750%, 02/01/30	529,070
		1,224,432
	Total Healthcare	10,587,342

	Industrials (8.6%)
	Aerospace/Defense Equipment (2.4%)
	Moog, Inc.
1,900,000	4.250%, 12/15/27 144A	1,851,930

	Transdigm, Inc.
2,425,000	6.375%, 06/15/26	2,212,813
		4,064,743
	Building & Construction Products - Miscellaneous (0.7%)
	Builders FirstSource, Inc.
1,325,000	5.000%, 03/01/30 144A	1,245,500

	Distribution/Wholesale (0.6%)
	H&E Equipment Services, Inc.
1,025,000	5.625%, 09/01/25	1,035,035

	Electric Products - Miscellaneous (0.7%)
	WESCO Distribution, Inc.
1,225,000	5.375%, 06/15/24	1,219,132

8  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Industrials (continued)
	Engineering/Research & Development Services (0.6%)
	Fluor Corp.
$ 1,125,000	3.500%, 12/15/24	$ 954,562

	Human Resources (0.8%)
	ASGN, Inc.
1,450,000	4.625%, 05/15/28 144A	1,416,099

	Machinery - General Industry (0.8%)
	Tennant Co.
1,300,000	5.625%, 05/01/25	1,313,000

	Rental Auto/Equipment (1.1%)
	Herc Holdings, Inc.
900,000	5.500%, 07/15/27 144A	901,935

	United Rentals North America, Inc.
900,000	6.500%, 12/15/26	945,000
		1,846,935
	Security Services (0.2%)
	The Brink’s Co.
366,000	5.500%, 07/15/25 144A	372,782

	Transportation - Rail (0.7%)
	Watco Cos LLC
1,100,000	6.500%, 06/15/27 144A	1,127,038
	Total Industrials	14,594,826

	Information Technology (11.1%)
	Applications Software (1.0%)
	SS&C Technologies, Inc.
1,725,000	5.500%, 09/30/27 144A	1,756,723

	Commercial Services - Finance (0.8%)
	Wex, Inc.
1,375,000	4.750%, 02/01/23 144A	1,365,183

9  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Information Technology (continued)
	Computer Hardware & Storage (1.0%)
	Dell International LLC/EMC Corp.
$ 1,600,000	7.125%, 06/15/24 144A	$ 1,657,500

	Computer Services (0.6%)
	Science Applications International Corp.
1,075,000	4.875%, 04/01/28 144A	1,071,624

	Computers - Memory Devices (0.5%)
	Western Digital Corp.
775,000	4.750%, 02/15/26	802,125

	Consulting Services (1.1%)
	Booz Allen Hamilton, Inc.
925,000	5.125%, 05/01/25 144A	938,875

	Gartner, Inc.
925,000	5.125%, 04/01/25 144A	947,246
		1,886,121
	Electronic Components - Semiconductors (0.6%)
	Qorvo, Inc.
225,000	5.500%, 07/15/26	234,000
846,000	4.375%, 10/15/29 144A	866,372
		1,100,372
	Telecommunication Equipment (1.5%)
	Commscope Technologies LLC
2,625,000	6.000%, 06/15/25 144A	2,534,962

	Telecommunication Services (4.0%)
	GCI LLC
6,525,000	6.875%, 04/15/25	6,720,750
	Total Information Technology	18,895,360

10  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value
	Materials (5.0%)
	Chemicals - Specialty (1.4%)
	Valvoline, Inc.
$ 900,000	4.375%, 08/15/25	$ 904,500
775,000	4.250%, 02/15/30 144A	763,375

	WR Grace & Co. - Conn
731,000	4.875%, 06/15/27 144A	740,525
		2,408,400
	Containers - Metal/Glass (0.4%)
	Ball Corp.
650,000	4.875%, 03/15/26	706,329

	Containers - Paper/Plastic (2.8%)
	Berry Global, Inc.
247,000	5.500%, 05/15/22	247,370
411,000	6.000%, 10/15/22	412,027
425,000	5.125%, 07/15/23	427,435

	Crown Americas LLC/Crown Americas Capital Corp
525,000	4.250%, 09/30/26	538,125

	Reynolds Group Issuer, Inc.
3,100,000	7.000%, 07/15/24 144A	3,108,711
		4,733,668
	Garden Products (0.4%)
	Scotts Miracle-Gro Co.
575,000	4.500%, 10/15/29	591,531
	Total Materials	8,439,928
	Total Corporate Bonds (cost $149,109,818)	149,067,711

11  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Mutual Fund (0.6%)	Value
12,000	Ishares Iboxx High Yield Corporate Bond ETF (cost $953,158)	$979,440

	Short-Term Investment (13.2%)
22,473,081	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%* (cost $22,473,081)		22,473,081

	Total Investments (cost $172,536,057-note 4)	101.5%	172,520,232
	Other assets less liabilities	(1.5)	(2,574,916)
	Net Assets	100.0%	$169,945,316

ETF - Exchange-Traded Fund

*   The rate is an annualized seven-day yield at period end.

†   Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

12  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Portfolio Distribution	Percent of Common Stocks	Portfolio Distribution	Percent of Common Stocks

Aerospace/Defense Equipment	2.7%	Hotels & Motels	2.9%
Apparel Manufacturers	2.4	Human Resources	0.9
Applications Software	1.2	Machinery - General Industry	0.9
Batteries/Battery Systems	1.5	Medical - Drugs	1.2
Broadcast Services/Program	1.4	Medical - HMO	1.2
Building - Mobile Home/Manufactured Housing	2.0	Medical - Hospitals	1.2
Building - Residential/Commercial	2.3	Medical Information Systems	1.7
Building & Construction Products - Misc	0.8	Medical Laboratories & Testing Services	0.7
Casinos & Gaming	3.1	Midstream Oil & Gas	3.5
Chemicals - Specialty	1.6	Oil Company - Exploration & Production	1.0
Commercial Services - Finance	0.9	Oil Refining & Marketing	1.5
Computer Hardware & Storage	1.1	Physical Therapy/Rehabilitation Centers	0.8
Computer Services	0.7	Protection - Safety	1.0
Computers - Memory Devices	0.5	Racetracks	2.0
Consulting Services	1.3	Real Estate Management/Service	1.1
Consumer Products - Miscellaneous	0.9	REITS - Diversified	0.6
Containers - Metal/Glass	0.5	REITS - Healthcare	4.3
Containers - Paper/Plastic	3.2	REITS - Hotels	7.0
Cosmetics & Toiletries	0.5	REITS - Storage	2.1
Dialysis Centers	0.3	Rental Auto/Equipment	1.2
Distribution/Wholesale	0.7	Resorts/Theme Parks	0.7
E-Commerce/Services	0.6	Retail - Apparel/Shoes	1.7
Electric Products - Miscellaneous	0.8	Retail - Perfume & Cosmetics	0.6
Electronic Components - Semiconductors	0.7	Retail - Restaurants	1.2
Engineering/Research & Development Svcs	0.6	Security Services	0.2
Finance - Investment Banker/Broker	1.9	Telecommunication Equipment	1.7
Financial Guarantee Insurance	3.6	Telecommunication Services	4.5
Food - Catering	1.2	Telephone - Integrated	1.3
Food - Miscellaneous/Diversified	1.1	Toys	0.6
Food - Retail	3.9	Transportation - Rail	0.8
Food - Wholesale/Distributors	2.9	Vitamins & Nutrition Products	1.0
Funeral Service & Related Items	0.9	Mutual Fund	0.7
Garden Products	0.4		100.0%

See accompanying notes to financial statements.

13  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS JUNE 30, 2020 (unaudited)

Shares	Common Stocks (96.8%)	Market Value
	Communication Services (3.2%)
	Cable/Satellite TV (1.8%)
4,543	Charter Communications, Inc.+	$ 2,317,112
267,558	Sirius XM Holdings, Inc.	1,570,565
		3,887,677
	Cellular Telecom (1.4%)
28,508	T-Mobile US, Inc.+	2,969,108
29,090	T-Mobile US, Inc. Rights+	4,887
		2,973,995
	Total Communication Services	6,861,672

	Consumer Discretionary (6.2%)
	Building - Residential/Commercial (0.5%)
30,480	PulteGroup, Inc.	1,037,234

	Distribution/Wholesale (0.8%)
63,344	LKQ Corp.+	1,659,613

	Food - Catering (0.5%)
47,164	Aramark Corp.	1,064,491

	Funeral Service & Related Items (1.0%)
51,455	Service Corp. International	2,001,085

	Hotels & Motels (0.4%)
21,851	Wyndham Hotels & Resorts, Inc.	931,290

	Racetracks (0.7%)
10,946	Churchill Downs, Inc.	1,457,460

	Recreational Vehicles (0.3%)
7,867	Polaris, Inc.	728,091

	Retail - Auto Parts (0.4%)
8,744	Genuine Parts Co.	760,378

14  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Consumer Discretionary (continued)
	Retail - Discount (0.7%)
16,265	Dollar Tree, Inc.+	$ 1,507,440

	Retail - Restaurants (0.6%)
3,263	Domino’s Pizza, Inc.	1,205,483

	Toys (0.3%)
74,253	Mattel, Inc.+	718,027
	Total Consumer Discretionary	13,070,592

	Consumer Staples (4.5%)
	Batteries/Battery Systems (0.6%)
26,952	Energizer Holdings, Inc.	1,279,950

	Brewery (1.3%)
16,648	Constellation Brands, Inc.	2,912,568

	Food - Miscellaneous/Diversified (0.9%)
28,990	Lamb Weston Holdings, Inc.	1,853,331

	Food - Retail (0.5%)
64,079	Albertsons Companies, Inc.+	1,010,526

	Food - Wholesale/Distributors (1.2%)
33,258	Grocery Outlet Holding Corp.+	1,356,926
39,750	Performance Food Group Co.+	1,158,315
		2,515,241
	Total Consumer Staples	9,571,616

	Energy (1.2%)
	Midstream Oil & Gas (0.8%)
49,880	Oneok, Inc.	1,657,014

	Oil Refining & Marketing (0.4%)
15,197	Valero Energy Corp.	893,888
	Total Energy	2,550,902

15  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Financials (13.6%)
	Finance - Auto Loans (0.9%)
100,112	Ally Financial, Inc.	$ 1,985,221

	Finance - Investment Banker/Broker (1.8%)
33,564	LPL Financial Holdings, Inc.	2,631,418
33,366	The Charles Schwab Corp.	1,125,769
		3,757,187
	Finance - Other Services (1.6%)
29,185	Nasdaq, Inc.	3,486,732

	Financial Guarantee Insurance (0.5%)
64,788	NMI Holdings, Inc.+	1,041,791

	Insurance Brokers (2.9%)
31,459	Arthur J Gallagher & Co.	3,066,938
75,097	Brown & Brown, Inc.	3,060,954
		6,127,892
	Investment Management/Advisor Service (0.9%)
12,471	Ameriprise Financial, Inc.	1,871,149

	Real Estate Management/Service (0.4%)
20,998	CBRE Group, Inc.+	949,530

	REITS - Diversified (2.5%)
14,021	Crown Castle International Corp.	2,346,414
6,330	Digital Realty Trust, Inc.	899,556
25,296	Duke Realty Corp.	895,225
1,681	Equinix, Inc.	1,180,566
		5,321,761
	REITS - Single Tenant (0.7%)
12,833	Realty Income Corp.	763,564
30,990	Store Capital Corp.	737,872
		1,501,436
	REITS - Warehouse/Industrial (1.4%)
80,596	Americold Realty Trust	2,925,635
	Total Financials	28,968,334

16  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Healthcare (15.0%)
	Diagnostic Equipment (0.9%)
111,427	Avantor, Inc.+	$ 1,894,259

	Medical Equipment (1.4%)
7,978	Teleflex, Inc.	2,903,832

	Medical Information Systems (1.2%)
233,337	Change Healthcare Holdings LLC+	2,613,374

	Medical Laboratories & Testing Services (3.5%)
38,960	Catalent, Inc.+	2,855,768
26,342	IQVIA Holdings, Inc.+	3,737,403
5,525	Laboratory Corp. of America Holdings+	917,758
		7,510,929
	Medical Products (2.4%)
28,908	Hill-Rom Holdings, Inc.	3,173,520
15,381	Zimmer Biomet Holdings, Inc.	1,835,876
		5,009,396
	Medical - Biomedical/Gene (1.2%)
5,845	Bio-Rad Laboratories, Inc.+	2,638,959

	Medical - Drugs (1.5%)
75,233	Bausch Health Companies, Inc.+	1,376,012
18,473	PRA Health Sciences, Inc.+	1,797,238
		3,173,250
	Medical - HMO (1.0%)
33,290	Centene Corp.+	2,115,579

	Medical - Hospitals (0.8%)
18,446	HCA Healthcare, Inc.	1,790,369

	Physical Therapy/Rehabilitation Centers (0.3%)
8,608	Encompass Health Corp.	533,093

	Veterinary Diagnostics (0.8%)
77,733	Elanco Animal Health, Inc.+	1,667,373
	Total Healthcare	31,850,413

17  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Industrials (19.3%)
	Aerospace/Defense - Equipment (2.9%)
24,190	Hexcel Corp.	$ 1,093,872
18,982	L3 Harris Technologies, Inc.	3,220,676
5,745	Teledyne Technologies, Inc.+	1,786,408
		6,100,956
	Building & Construction Products - Miscellaneous (0.5%)
48,935	Builders FirstSource, Inc.+	1,012,955

	Building Products - Wood (0.6%)
26,123	Masco Corp.	1,311,636

	Commercial Services - Finance (4.1%)
8,145	Equifax, Inc.	1,399,963
53,544	IHS Markit Ltd.	4,042,572
37,064	TransUnion	3,226,051
		8,668,586
	Consulting Services (0.9%)
11,037	Verisk Analytics, Inc.	1,878,497

	Distribution/Wholesale (0.5%)
32,039	HD Supply Holdings, Inc.+	1,110,151

	Electric Products - Miscellaneous (0.9%)
21,357	AMETEK, Inc.	1,908,675

	Electronic Measurement Instruments (1.1%)
35,475	Fortive Corp.	2,400,239

	Engineering/Research & Development Services (0.7%)
36,630	AECOM+	1,376,555

	Enterprise Software/Services (0.5%)
49,922	Clarivate PLC+	1,114,758

	Human Resources (0.6%)
25,852	Robert Half International, Inc.	1,365,761

18  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Industrials (continued)
	Machinery - General Industry (1.4%)
7,732	Roper Technologies, Inc.	$ 3,002,026

	Machinery - Pumps (2.0%)
11,718	Dover Corp.	1,131,490
47,490	Xylem, Inc.	3,084,950
		4,216,440
	Rental Auto/Equipment (0.5%)
32,473	Herc Holdings, Inc.+	997,895

	Transportation - Truck (0.5%)
14,987	XPO Logistics, Inc.+	1,157,746

	Waste Management (1.6%)
41,005	Republic Services, Inc.	3,364,460
	Total Industrials	40,987,336

	Information Technology (24.7%)
	Applications Software (3.0%)
37,414	CDK Global, Inc.	1,549,688
86,638	SS&C Technologies Holdings, Inc.	4,893,314
		6,443,002
	Commercial Services - Finance (3.9%)
12,130	FleetCor Technologies, Inc.+	3,051,059
19,603	Global Payments, Inc.	3,325,061
224,236	Sabre Corp.	1,807,342
		8,183,462
	Computer Hardware & Storage (1.8%)
71,621	Dell Technologies, Inc.+	3,934,858

	Computer Services (1.8%)
8,476	CACI International, Inc.+	1,838,275
24,579	Science Applications International Corp.	1,909,297
		3,747,572

19  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Information Technology (continued)
	Data Processing/Management (4.0%)
18,232	Broadridge Financial Solutions, Inc.	$ 2,300,696
25,420	Fidelity National Information Services, Inc.	3,408,568
28,285	Fiserv, Inc.+	2,761,182
		8,470,446
	Electronic Components - Semiconductors (3.2%)
94,046	Marvell Technology Group Ltd.	3,297,253
68,279	ON Semiconductor Corp.+	1,353,290
19,559	Qorvo, Inc.+	2,161,856
		6,812,399
	Electronic Measurement Instruments (2.0%)
50,081	FLIR Systems, Inc.	2,031,786
23,085	Keysight Technologies, Inc.+	2,326,506
		4,358,292
	Internet Security (0.5%)
53,607	NortonLifeLock, Inc.	1,063,027

	Office Automation & Equipment (2.5%)
20,865	CDW Corp.	2,424,096
11,155	Zebra Technologies Corp.+	2,855,122
		5,279,218
	Semiconductor Equipment (0.7%)
23,843	Entegris, Inc.	1,407,929

	Wireless Equipment (1.3%)
19,080	Motorola Solutions, Inc.	2,673,680
	Total Information Technology	52,373,885

	Materials (8.1%)
	Chemicals - Diversified (0.4%)
8,920	FMC Corp.	888,610

	Commercial Services (1.3%)
13,984	Ecolab, Inc.	2,782,117

	Containers - Metal/Glass (1.6%)
47,309	Ball Corp.	3,287,502

20  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value
	Materials (continued)
	Containers - Paper/Plastic (4.8%)
48,343	Berry Global Group, Inc.+	$2,142,562
54,194	Crown Americas LLC+	3,529,655
241,501	Graphic Packaging International, Inc.	3,378,599
39,249	Westrock Co.	1,109,177
		10,159,993
	Total Materials	17,118,222

	Utilities (1.0%)
	Water (1.0%)
16,137	American Water Works Co., Inc.	2,076,186
	Total Common Stocks (cost $162,814,948)	205,429,158

	Short-Term Investment (1.5%)
3,108,815	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%* (cost $3,108,815)		$3,108,815

	Total Investments (cost $165,923,763-note 4)	98.3%	208,537,973
	Other assets less liabilities	1.7	3,552,798
	Net Assets	100.0%	$212,090,771

	+ Non-income producing security.
	* The rate is an annualized seven-day yield at period end.

21  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND SCHEDULE OF INVESTMENTS (continued) JUNE 30, 2020 (unaudited)

Portfolio Distribution	Percent of Common Stocks	Portfolio Distribution	Percent of Common Stocks

Aerospace/Defense - Equipment	3.0%	Human Resources	0.7%
Applications Software	3.1	Insurance Brokers	3.0
Batteries/Battery Systems	0.6	Internet Security	0.5
Brewery	1.4	Investment Management/Advisor Svc	0.9
Building - Residential/Commercial	0.5	Machinery - General Industry	1.5
Building & Construction Products - Misc	0.5	Machinery - Pumps	2.1
Building Products - Wood	0.6	Medical - Biomedical/Gene	1.3
Cable/Satellite TV	1.9	Medical - Drugs	1.5
Cellular Telecom	1.5	Medical - HMO	1.0
Chemicals - Diversified	0.4	Medical - Hospitals	0.9
Commercial Services	1.4	Medical Equipment	1.4
Commercial Services - Finance	8.2	Medical Information Systems	1.3
Computer Hardware & Storage	1.9	Medical Laboratories & Testing Services	3.7
Computer Services	1.8	Medical Products	2.4
Consulting Services	0.9	Midstream Oil & Gas	0.8
Containers - Metal/Glass	1.6	Office Automation & Equipment	2.6
Containers - Paper/Plastic	4.9	Oil Refining & Marketing	0.4
Data Processing/Management	4.1	Physical Therapy/Rehabilitation Centers	0.3
Diagnostic Equipment	0.9	Racetracks	0.7
Distribution/Wholesale	1.3	Real Estate Management/Service	0.5
Electric Products - Miscellaneous	0.9	Recreational Vehicles	0.4
Electronic Components - Semiconductors	3.3	REITS - Diversified	2.6
Electronic Measurement Instruments	3.3	REITS - Single Tenant	0.7
Engineering/Research & Development Svcs	0.7	REITS - Warehouse/Industrial	1.4
Enterprise Software/Services	0.5	Rental Auto/Equipment	0.5
Finance - Auto Loans	1.0	Retail - Auto Parts	0.4
Finance - Investment Banker/Broker	1.8	Retail - Discount	0.7
Finance - Other Services	1.7	Retail - Restaurants	0.6
Financial Guarantee Insurance	0.5	Semiconductor Equipment	0.7
Food - Catering	0.5	Toys	0.4
Food - Miscellaneous/Diversified	0.9	Transportation - Truck	0.6
Food - Retail	0.5	Veterinary Diagnostics	0.8
Food - Wholesale/Distributors	1.2	Waste Management	1.6
Funeral Service & Related Items	1.0	Water	1.0
Hotels & Motels	0.5	Wireless Equipment	1.3
			100.0%

See accompanying notes to financial statements.

22  |  Aquila Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 2020 (unaudited)

	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
ASSETS
Investments at value (cost $172,536,057 and $165,923,763 respectively)	$172,520,232	$208,537,973
Receivable for interest and dividends	1,651,058	110,300
Receivable for investment securities sold	1,148,116	3,879,195
Receivable for Fund shares sold	89,734	138,030
Other assets	21,910	11,892
Total assets	175,431,050	212,677,390
LIABILITIES
Payable for investment securities purchased	4,954,563	—
Payable for Fund shares redeemed	318,319	262,606
Management fees payable	91,094	159,682
Dividends payable	49,917	838
Distribution and service fees payable	128	1,010
Accrued expenses	71,713	162,483
Total liabilities	5,485,734	586,619
NET ASSETS	$169,945,316	$212,090,771
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$206,660	$48,182
Additional paid-in capital	177,208,083	168,115,654
Total distributable earnings	(7,469,427)	43,926,935
	$169,945,316	$212,090,771
CLASS A
Net Assets	$38,609,982	$68,092,729
Capital shares outstanding	4,693,588	1,560,886
Net asset value and redemption price per share	$8.23	$43.62
Maximum offering price per share (100/96 of $8.23 and 100/95.75 of $43.62, respectively, adjusted to the nearest cent)	$8.57	$45.56
CLASS C
Net Assets	$4,236,351	$26,277,347
Capital shares outstanding	514,900	784,483
Net asset value and redemption price per share	$8.23	$33.50
CLASS I
Net Assets	$1,002,376	$3,713,323
Capital shares outstanding	121,831	81,415
Net asset value, offering and redemption price per share	$8.23	$45.61
CLASS Y
Net Assets	$126,096,607	$114,007,372
Capital shares outstanding	15,335,646	2,391,371
Net asset value, offering and redemption price per share	$8.22	$47.67

See accompanying notes to financial statements.

23  |  Aquila Funds Trust

STATEMENTS OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2020 (unaudited)

	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
Investment Income
Interest income	$3,585,116	$19,917
Dividend income
(net of foreign tax withheld of $0 and $3,297, respectively)	90,994	1,122,918
Total investment income	3,676,110	1,142,835

Expenses
Management fees (note 3)	531,483	1,091,541
Distribution and service fees (note 3)	62,393	267,996
Transfer and shareholder servicing agent fees (note 3)	80,711	174,818
Trustees’ fees and expenses	42,394	67,851
Fund accounting fees	38,168	38,143
Legal fees	37,894	50,599
Registration fees and dues	36,737	36,055
Shareholders’ reports	11,624	19,191
Auditing and tax fees	9,025	13,389
Custodian fees	5,489	9,260
Compliance services (note 3)	4,002	4,113
Insurance	3,878	7,710
Line of credit commitment fee (note 9)	1,804	2,953
Miscellaneous	13,962	19,726
Total expenses	879,564	1,803,345

Net investment income (loss)	2,796,546	(660,510)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	(2,372,468)	(7,475,487)
Change in unrealized appreciation (depreciation) on investments	(1,097,801)	(38,548,575)

Net realized and unrealized gain (loss) on investments	(3,470,269)	(46,024,062)
Net change in net assets resulting from operations	$(673,723)	$(46,684,572)

See accompanying notes to financial statements.

24  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income	$2,796,546	$5,630,264
Net realized gain (loss) from securities transactions	(2,372,468)	1,158,781
Change in unrealized appreciation (depreciation) on investments	(1,097,801)	4,909,677
Change in net assets resulting from operations	(673,723)	11,698,722

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(730,418)	(1,565,017)

Class C Shares	(65,714)	(161,267)

Class I Shares	(17,462)	(42,038)

Class Y Shares	(2,333,478)	(4,561,371)
Change in net assets from distributions	(3,147,072)	(6,329,693)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	31,397,004	34,995,227
Reinvested dividends and distributions	2,870,391	5,712,947
Cost of shares redeemed	(31,477,817)	(35,912,747)
Net decrease in net assets from capital share transactions	2,789,578	4,795,427
Change in net assets	(1,031,217)	10,164,456

NET ASSETS:
Beginning of period	170,976,533	160,812,077
End of period	$169,945,316	$170,976,533

See accompanying notes to financial statements.

25  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$(660,510)	$(820,756)
Net realized gain (loss) from securities transactions	(7,475,487)	41,168,712
Change in unrealized appreciation (depreciation) on investments	(38,548,575)	55,173,196
Change in net assets resulting from operations	(46,684,572)	95,521,152

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	—	(7,925,854)

Class C Shares	—	(4,017,707)

Class I Shares	—	(355,771)

Class Y Shares	—	(13,730,141)
Change in net assets from distributions	—	(26,029,473)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	18,358,300	42,644,758
Reinvested dividends and distributions	—	21,780,014
Cost of shares redeemed	(74,799,920)	(118,275,675)
Net decrease in net assets from capital share transactions	(56,441,620)	(53,850,903)
Change in net assets	(103,126,192)	15,640,776

NET ASSETS:
Beginning of period	315,216,963	299,576,187
End of period	$212,090,771	$315,216,963

See accompanying notes to financial statements.

26  |  Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2020 (unaudited)

1. Organization

Aquila Funds Trust (the “Trust”), a Massachusetts business trust, is comprised of two series:  Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company.  Aquila Three Peaks High Income Fund’s objective is to obtain high current income.  Capital appreciation is a secondary objective when consistent with its primary objective.  Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee.  Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers.  Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee.  While each Fund registered Class F Shares effective April 3, 2017, there were no Class F Shares outstanding as of June 30, 2020.

All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)

Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services.  With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

b)

Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2020:

Valuation Inputs	AQUILA THREE PEAKS HIGH INCOME FUND	AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
	Investments in Securities*
Level 1 – Quoted Prices — Common Stocks, Mutual Funds, and Short-Term Investments	$23,452,521	$208,537,973
Level 2 – Other Significant Observable Inputs	149,067,711	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$172,520,232	$208,537,973
* See schedule of investments for a detailed listing of securities.

c)

Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)

Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

e)

Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)

Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)

Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2019, Aquila Three Peaks High Income Fund increased paid-in capital by $639,865 and decreased distributable earnings by $639,865. On December 31, 2019, Aquila Three Peaks Opportunity Growth Fund increased paid-in capital by $3,752,540 and decreased distributable earnings by $3,752,540. These reclassifications had no effect on net assets or net asset value per share.

i)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a)

Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets.  The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the fund up to $400,000,000 and 0.60 of 1% of the Fund’s net assets above $400,000,000 through April 30, 2021.  The Manager may not terminate the arrangement without the approval of the Board of Trustees.

For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for compliance related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds’ Prospectus and Statement of Additional Information.

b)   Distribution and Service Fees:

The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the respective Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

For the six months ended June 30, 2020, these payments were as follows:

	Annual Distribution Fee Rate on Class A	Distribution Fees on Class A	Amount Retained by Distributor
Aquila Three Peaks High Income Fund	0.20%	$39,277	$1,704

Aquila Three Peaks Opportunity Growth Fund	0.30%	$115,811	$4,916

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

For the six months ended June 30, 2020, these payments were as follows:

	Qualified Recipients Fees on Class C	Shareholder Services Fee on Class C	Amount Retained by Distributor
Aquila Three Peaks High Income Fund	$16,934	$5,645	$5,661

Aquila Three Peaks Opportunity Growth Fund	$112,608	$37,536	$37,711

Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients.  Class I payments, under the Plan, may not exceed, for any fiscal year of the respective Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares.  In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares.  That is, the total payments under both plans will not exceed 0.50% of such net assets.

With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2020, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $1,727 of which $537 related to the Plan and $1,190 related to the Shareholder Services Plan.

With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2020, these payments were made at the average annual rate of 0.36% (0.11% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $6,530 of which $2,041 related to the Plan and $4,489 related to the Shareholder Services Plan.

Specific details about the Plans are more fully defined in the Funds’ Prospectus and Statement of Additional Information.

Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds’ shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2020, Aquila Three Peaks High Income Fund’s total commissions on sales of Class A Shares amounted to $26,672 of which the Distributor received $2,219. For the six months ended June 30, 2020, Aquila Three Peaks Opportunity Growth Fund’s total commissions on sales of Class A Shares amounted to $15,838 of which the Distributor received $3,697.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

c)   Transfer and shareholder servicing fees:

The Fund compensates certain financial intermediaries in connection with sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the respective Fund and certain shareholders; and (ii) the payments that the respective Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

During the six months ended June 30, 2020, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $307,920,163 and $317,223,347, respectively.

At June 30, 2020, the aggregate tax cost for all securities was $172,728,140. At June 30, 2020, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,435,902 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,643,810 for a net unrealized depreciation of $207,908.

Aquila Three Peaks Opportunity Growth Fund

During the six months ended June 30, 2020, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $105,062,967 and $162,481,601, respectively.

At June 30, 2020, the aggregate tax cost for all securities was $166,614,341. At June 30, 2020, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $47,537,642 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $5,614,010 for a net unrealized appreciation of $41,923,632.

5. Portfolio Orientation

Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”.  High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond.  Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	159,595	$1,305,490	442,660	$3,689,025
Reinvested distributions	76,923	630,385	160,612	1,342,441
Cost of shares redeemed	(531,721)	(4,292,605)	(862,832)	(7,199,391)
Net change	(295,203)	(2,356,730)	(259,560)	(2,167,925)
Class C Shares
Proceeds from shares sold	22,880	188,703	52,350	437,288
Reinvested distributions	6,929	56,803	16,629	138,909
Cost of shares redeemed	(90,728)	(744,258)	(365,997)	(3,045,496)
Net change	(60,919)	(498,752)	(297,018)	(2,469,299)
Class I Shares
Proceeds from shares sold	48,819	395,304	11,780	98,620
Reinvested distributions	1,946	15,983	4,717	39,415
Cost of shares redeemed	(68,787)	(569,074)	(17,273)	(144,540)
Net change	(18,022)	(157,787)	(776)	(6,505)
Class Y Shares
Proceeds from shares sold	3,629,689	29,507,507	3,686,076	30,770,294
Reinvested distributions	264,432	2,167,220	501,316	4,192,182
Cost of shares redeemed	(3,213,874)	(25,871,880)	(3,053,788)	(25,523,320)
Net change	680,247	5,802,847	1,133,604	9,439,156
Total transactions in Fund shares	306,103	$2,789,578	576,250	$4,795,427

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A Shares
Proceeds from shares sold	56,071	$2,516,866	213,995	$10,537,331
Reinvested distributions	—	—	148,092	7,244,647
Cost of shares redeemed	(369,529)	(15,743,468)	(335,031)	(16,296,756)
Net change	(313,458)	(13,226,602)	27,056	1,485,222
Class C Shares
Proceeds from shares sold	21,741	751,168	65,923	2,557,080
Reinvested distributions	—	—	87,415	3,297,334
Cost of shares redeemed	(178,109)	(5,916,246)	(457,721)	(17,514,844)
Net change	(156,368)	(5,165,078)	(304,383)	(11,660,430)
Class I Shares
Proceeds from shares sold	20,586	888,024	12,950	647,758
Reinvested distributions	—	—	5,508	281,595
Cost of shares redeemed	(20,301)	(892,763)	(94,703)	(4,828,631)
Net change	285	(4,739)	(76,245)	(3,899,278)
Class Y Shares
Proceeds from shares sold	292,072	14,202,242	553,094	28,902,589
Reinvested distributions	—	—	205,292	10,956,438
Cost of shares redeemed	(1,147,636)	(52,247,443)	(1,523,766)	(79,635,444)
Net change	(855,564)	(38,045,201)	(765,380)	(39,776,417)
Total transactions in Fund shares	(1,325,105)	$(56,441,620)	(1,118,952)	$(53,850,903)

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

7. Income Tax Information and Distributions

Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly.  Net realized capital gains, if any, are distributed annually and are taxable.  Aquila Three Peaks Opportunity Growth Fund declares  distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, or in cash, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

At December 31, 2019, Aquila Three Peaks High Income Fund had capital loss carryover of $3,601,957 which is short-term and $633,224 which is long-term both of which have no expiration date.

The tax character of distributions:

	Aquila Three Peaks High Income Fund		Aquila Three Peaks Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018
Ordinary Income	$6,329,693	$7,787,837	$—	$127,785
Long term capital gain	—	—	26,029,473	43,589,525
	$6,329,693	$7,787,837	$26,029,473	$43,717,310

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks High Income Fund	Aquila Three Peaks Opportunity Growth Fund
Ordinary Income	$811	$7,222,941
Accumulated net realized gain	—	3,003,518
Other accumulated losses	—	—
Capital loss carryover	(4,235,181)	—
Unrealized appreciation (depreciation)	(54,127)	80,385,048
	$(4,288,497)	$90,611,507

For both Funds, the difference between book and tax unrealized appreciation was due to wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2020 (unaudited)

8. Securities Traded on a When-Issued Basis

The Funds may purchase or sell securities on a when-issued basis.  When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction.  These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

9. Credit Facility

Since August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds (which is comprised of 9 funds) have been parties to a $40 million credit agreement, which currently terminates on August 25, 2021 (per the August 26, 2020 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)

a 0.17% per annum commitment fee; and,

b)

interest on amounts borrowed for temporary or emergency purposes by the fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

There were no borrowings under the credit agreement during the six months ended June 30, 2020.

10. Recent events

The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S.   The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

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AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.39	$8.12	$8.55	$8.49	$8.36	$8.38
Income (loss) from investment operations:
Net investment income(1)	0.13	0.27	0.32	0.37	0.30	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.14)	0.31	(0.43)	0.07	0.13	(0.01)
Total from investment operations	(0.01)	0.58	(0.11)	0.44	0.43	0.30
Less distributions (note 7):
Dividends from net investment income	(0.15)	(0.31)	(0.32)	(0.37)	(0.30)	(0.32)
Distributions from capital gains	––	––	––	(0.01)	––	––
Total distributions	(0.15)	(0.31)	(0.32)	(0.38)	(0.30)	(0.32)
Net asset value, end of period	$8.23	$8.39	$8.12	$8.55	$8.49	$8.36
Total return (not reflecting sales charge)	(0.08)%(2)	7.16%	(1.29)%	5.30%	5.20%	3.58%
Ratios/supplemental data
Net assets, end of period (in thousands)	$38,610	$41,876	$42,640	$48,552	$54,302	$67,063
Ratio of expenses to average net assets	1.20%(3)	1.20%	1.14%	1.12%	1.10%	1.14%
Ratio of net investment income to average net assets	3.29%(3)	3.24%	3.87%	4.37%	3.54%	3.73%
Portfolio turnover rate	197%(2)	124%	118%	156%	153%	120%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.20%(3)	1.20%	1.14%	1.12%	1.10%	1.20%
Ratio of net investment income to average net assets	3.29%(3)	3.24%	3.87%	4.37%	3.54%	3.66%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.20%(3)	1.20%	1.14%	1.12%	1.10%	1.20%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

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AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.39	$8.12	$8.55	$8.50	$8.36	$8.38
Income (loss) from investment operations:
Net investment income(1)	0.10	0.20	0.26	0.31	0.23	0.25
Net gain (loss) on securities (both realized and unrealized)	(0.14)	0.31	(0.44)	0.05	0.14	(0.02)
Total from investment operations	(0.04)	0.51	(0.18)	0.36	0.37	0.23
Less distributions (note 7):
Dividends from net investment income	(0.12)	(0.24)	(0.25)	(0.30)	(0.23)	(0.25)
Distributions from capital gains	––	––	––	(0.01)	––	––
Total distributions	(0.12)	(0.24)	(0.25)	(0.31)	(0.23)	(0.25)
Net asset value, end of period	$8.23	$8.39	$8.12	$8.55	$8.50	$8.36
Total return (not reflecting CDSC)	(0.48)%(2)	6.31%	(2.08)%	4.34%	4.49%	2.74%
Ratios/supplemental data
Net assets, end of period (in thousands)	$4,236	$4,833	$7,091	$11,726	$16,871	$17,860
Ratio of expenses to average net assets	2.00%(3)	1.99%	1.94%	1.92%	1.91%	1.94%
Ratio of net investment income to average net assets	2.48%(3)	2.44%	3.08%	3.56%	2.74%	2.96%
Portfolio turnover rate	197%(2)	124%	118%	156%	153%	120%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	2.00%(3)	1.99%	1.94%	1.92%	1.91%	2.01%
Ratio of net investment income to average net assets	2.48%(3)	2.44%	3.08%	3.56%	2.74%	2.89%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	2.00%(3)	1.99%	1.94%	1.92%	1.91%	1.94%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

38  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.39	$8.12	$8.55	$8.50	$8.36	$8.37
Income (loss) from investment operations:
Net investment income(1)	0.13	0.26	0.32	0.37	0.29	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.14)	0.31	(0.43)	0.05	0.14	(0.01)
Total from investment operations	(0.01)	0.57	(0.11)	0.42	0.43	0.30
Less distributions (note 7):
Dividends from net investment income	(0.15)	(0.30)	(0.32)	(0.36)	(0.29)	(0.31)
Distributions from capital gains	—	—	––	(0.01)	––	––
Total distributions	(0.15)	(0.30)	(0.32)	(0.37)	(0.29)	(0.31)
Net asset value, end of period	$8.23	$8.39	$8.12	$8.55	$8.50	$8.36
Total return	(0.11)%(2)	7.08%	(1.35)%	5.06%	5.24%	3.61%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,002	$1,174	$1,142	$1,451	$1,857	$1,741
Ratio of expenses to average net assets	1.26%(3)	1.27%	1.21%	1.22%	1.20%	1.21%
Ratio of net investment income to average net assets	3.24%(3)	3.16%	3.80%	4.26%	3.46%	3.70%
Portfolio turnover rate	197%(2)	124%	118%	156%	153%	120%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.26%(3)	1.27%	1.21%	1.22%	1.20%	1.28%
Ratio of net investment income to average net assets	3.24%(3)	3.16%	3.80%	4.26%	3.46%	3.63%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.26%(3)	1.27%	1.21%	1.22%	1.20%	1.21%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

39  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.40	$8.13	$8.56	$8.50	$8.36	$8.38
Income (loss) from investment operations:
Net investment income(1)	0.14	0.29	0.34	0.39	0.32	0.33
Net gain (loss) on securities (both realized and unrealized)	(0.16)	0.30	(0.43)	0.07	0.14	(0.02)
Total from investment operations	(0.02)	0.59	(0.09)	0.46	0.46	0.31
Less distributions (note 7):
Dividends from net investment income	(0.16)	(0.32)	(0.34)	(0.39)	(0.32)	(0.33)
Distributions from capital gains	—	—	––	(0.01)	––	––
Total distributions	(0.16)	(0.32)	(0.34)	(0.40)	(0.32)	(0.33)
Net asset value, end of period	$8.22	$8.40	$8.13	$8.56	$8.50	$8.36
Total return	(0.22)%(2)	7.37%	(1.09)%	5.51%	5.55%	3.77%
Ratios/supplemental data
Net assets, end of period (in thousands)	$126,097	$123,094	$109,939	$158,359	$173,150	$102,028
Ratio of expenses to average net assets	1.00%(3)	1.00%	0.94%	0.92%	0.90%	0.94%
Ratio of net investment income to average net assets	3.50%(3)	3.44%	4.08%	4.57%	3.77%	3.95%
Portfolio turnover rate	197%(2)	124%	118%	156%	153%	120%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.00%(3)	1.00%	0.94%	0.92%	0.90%	1.01%
Ratio of net investment income to average net assets	3.50%(3)	3.44%	4.08%	4.57%	3.77%	3.88%

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.00%(3)	1.00%	0.94%	0.92%	0.90%	0.94%

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

40  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$50.62	$40.84	$52.38	$47.39	$44.78	$43.69
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.14)	(0.17)	(0.24)	(0.06)	(0.11)	(0.31)
Net gain (loss) on securities (both realized and unrealized)	(6.86)	14.50	(5.27)	7.76	2.72	2.17
Total from investment operations	(7.00)	14.33	(5.51)	7.70	2.61	1.86
Less distributions (note 7):
Dividends from net investment income	—	—	––	––	––	––
Distributions from capital gains	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Total distributions	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Paid-in capital from redemption fees (note 6b)	—	—	––	––	0.01	––
Net asset value, end of period	$43.62	$50.62	$40.84	$52.38	$47.39	$44.78
Total return (not reflecting sales charge)	(13.83)%(3)	35.47%	(11.35)%	16.35%	5.85%(2)	4.21%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$68,093	$94,879	$75,438	$105,809	$136,347	$133,380
Ratio of expenses to average net assets	1.52%(4)	1.49%	1.41%	1.38%	1.39%	1.53%
Ratio of net investment income (loss) to average net assets	(0.61)%(4)	(0.35)%	(0.45)%	(0.12)%	(0.24)%	(0.67)%
Portfolio turnover rate	42%(3)	88%	123%	70%	67%	49%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.52%(4)	1.49%	1.41%	1.38%	1.38%	1.41%
Ratio of net investment income (loss) to average net assets	(0.61)%(4)	(0.35)%	(0.45)%	(0.12)%	(0.22)%	(0.56)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.52%(4)	1.49%	1.41%	1.38%	1.39%	1.53%

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)  Not annualized.

(4)  Annualized.

See accompanying notes to financial statements.

41  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$39.00	$32.49	$43.26	$39.83	$37.91	$37.37
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.23)	(0.41)	(0.50)	(0.34)	(0.35)	(0.54)
Net gain (loss) on securities (both realized and unrealized)	(5.27)	11.47	(4.24)	6.48	2.28	1.85
Total from investment operations	(5.50)	11.06	(4.74)	6.14	1.93	1.31
Less distributions (note 7):
Dividends from net investment income	—	—	––	––	––	––
Distributions from capital gains	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Total distributions	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Net asset value, end of period	$33.50	$39.00	$32.49	$43.26	$39.83	$37.91
Total return (not reflecting CDSC)	(14.10)%(3)	34.51%	(11.96)%	15.53%	5.09%(2)	3.45%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$26,277	$36,697	$40,453	$73,163	$87,187	$64,621
Ratio of expenses to average net assets	2.22%(4)	2.20%	2.11%	2.08%	2.10%	2.25%
Ratio of net investment income (loss) to average net assets	(1.31)%(4)	(1.05)%	(1.17)%	(0.81)%	(0.92)%	(1.36)%
Portfolio turnover rate	42%(3)	88%	123%	70%	67%	49%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	2.22%(4)	2.20%	2.11%	2.08%	2.08%	2.10%
Ratio of net investment income (loss) to average net assets	(1.31)%(4)	(1.05)%	(1.17)%	(0.81)%	(0.91)%	(1.21)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	2.22%(4)	2.20%	2.11%	2.08%	2.10%	2.25%

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)  Not annualized.

(4)  Annualized.

See accompanying notes to financial statements.

42  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$52.90	$42.49	$54.23	$48.93	$46.19	$44.94
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.12)	(0.14)	(0.27)	(0.02)	(0.04)	(0.18)
Net gain (loss) on securities (both realized and unrealized)	(7.17)	15.10	(5.44)	8.02	2.77	2.16
Total from investment operations	(7.29)	14.96	(5.71)	8.00	2.73	1.98
Less distributions (note 7):
Dividends from net investment income	—	—	––	––	––	––
Distributions from capital gains	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Total distributions	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Paid-in capital from redemption fees (note 6b)	—	—	––	0.01	0.02	0.04
Net asset value, end of period	$45.61	$52.90	$42.49	$54.23	$48.93	$46.19
Total return	(13.78)%(2)	35.57%	(11.33)%	16.46%	5.95%	4.45%
Ratios/supplemental data
Net assets, end of period (in thousands)	$3,713	$4,292	$6,687	$40,900	$47,486	$26,391
Ratio of expenses to average net assets	1.44%(3)	1.43%	1.35%	1.31%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	(0.51)%(3)	(0.27)%	(0.49)%	(0.04)%	(0.09)%	(0.38)%
Portfolio turnover rate	42%(2)	88%	123%	70%	67%	49%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.44%(3)	1.43%	1.35%	1.31%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	(0.51)%(3)	(0.27)%	(0.49)%	(0.04)%	(0.09)%	(0.38)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.44%(3)	1.43%	1.35%	1.31%	1.31%	1.32%

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

43  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six
	Months
	Ended
	6/30/20	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$55.24	$44.11	$55.91	$50.27	$47.36	$46.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.08)	(0.02)	(0.10)	0.10	0.04	(0.18)
Net gain (loss) on securities (both realized and unrealized)	(7.49)	15.70	(5.67)	8.25	2.87	2.28
Total from investment operations	(7.57)	15.68	(5.77)	8.35	2.91	2.10
Less distributions (note 7):
Dividends from net investment income	—	—	––	––	––	––
Distributions from capital gains	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Total distributions	—	(4.55)	(6.03)	(2.71)	(0.01)	(0.77)
Paid-in capital from redemption fees (note 6b)	—	—	––	––	0.01	––
Net asset value, end of period	$47.67	$55.24	$44.11	$55.91	$50.27	$47.36
Total return	(13.70)%(3)	35.90%	(11.09)%	16.71%	6.16%(2)	4.52%(2)
Ratios/supplemental data
Net assets, end of period (in thousands)	$114,007	$179,349	$176,998	$381,286	$352,751	$260,012
Ratio of expenses to average net assets	1.21%(4)	1.20%	1.11%	1.08%	1.10%	1.25%
Ratio of net investment income (loss) to average net assets	(0.31)%(4)	(0.05)%	(0.18)%	0.18%	0.08%	(0.37)%
Portfolio turnover rate	42%(3)	88%	123%	70%	67%	49%

Expense and net investment income ratios before expense recovery, as applicable, were:

Ratio of expenses to average net assets	1.21%(4)	1.20%	1.11%	1.08%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets	(0.31)%(4)	(0.05)%	(0.18)%	0.18%	0.10%	(0.23)%

Expense ratios after giving effect to net of expense recovery were:

Ratio of expenses to average net assets	1.21%(4)	1.20%	1.11%	1.08%	1.10%	1.25%

(1)  Per share amounts have been calculated using the daily average shares method.

(2)  During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.

(3)  Not annualized.

(4)  Annualized.

See accompanying notes to financial statements.

44  |  Aquila Funds Trust

Additional Information:

Statement Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end management investment companies to adopt and implement written liquidity risk management programs that are reasonably designed to assess and manage liquidity risk.  Liquidity risk is defined in the rule as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  In accordance with Rule 22e-4, Aquila Funds Trust (“AFT”) has adopted a Liquidity Risk Management (“LRM”) program (the “program”).  AFT’s Board of Trustees (the “Board”) has designated an LRM Committee consisting of employees of Aquila Investment Management LLC (“AIM”) as the administrator of the program (the “Committee”).

The Board met on June 12, 2020 to review the program.  At the meeting, the Committee provided the Board with a report that addressed the operation of the program and assessed its adequacy and effectiveness of implementation, and any material changes to the program (the “Report”).  The Report covered the period from December 1, 2018 through May 29, 2020 (the “Reporting Period”).

During the Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure taking into account less liquid and illiquid assets.

The Committee reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions.  In classifying and reviewing each Fund’s investments, the Committee considered whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.  The Committee considered the following information when determining the sizes in which each Fund would reasonably anticipate trading: historical net redemption activity, the Fund’s concentration in an issuer, shareholder concentration, Fund performance, Fund size, and distribution channels.

The Committee considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending arrangements.

The Committee also performed an analysis to determine whether a Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”), and determined that the requirement to maintain an HLIM was inapplicable to the Funds because each Fund primarily holds highly liquid investments.

There were no material changes to the program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that the program is reasonably designed and operated effectively throughout the Review Period.

45  |  Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds.  To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.  Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds.  In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/20	Ending(1) Account Value 6/30/20	Expenses(2) Paid During Period 1/01/20 – 6/30/20	Ending Account Value 6/30/20	Expenses(2) Paid During Period 1/01/20 – 6/30/20	Net Annualized Expense Ratio
A	$1,000	$999.20	$ 5.96	$1,018.90	$ 6.02	1.20%
C	$1,000	$995.20	$ 9.92	$1,014.92	$10.02	2.00%
I	$1,000	$998.90	$ 6.26	$1,018.60	$ 6.32	1.26%
Y	$1,000	$997.80	$ 4.97	$1,019.89	$ 5.02	1.00%

(1)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares.  Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)

Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

46  |  Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Your Fund’s Expenses (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The table below assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds.  To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.  Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds.  In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 1/01/20	Ending(1) Account Value 6/30/20	Expenses(2) Paid During Period 1/01/20 – 6/30/20	Ending Account Value 6/30/20	Expenses(2) Paid During Period 1/01/20 – 6/30/20	Net Annualized Expense Ratio
A	$1,000	$861.70	$ 7.04	$1,017.30	$ 7.62	1.52%
C	$1,000	$859.00	$10.26	$1,013.82	$11.12	2.22%
I	$1,000	$862.20	$ 6.67	$1,017.70	$ 7.22	1.44%
Y	$1,000	$863.00	$ 5.60	$1,018.85	$ 6.07	1.21%

(1)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares.  Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)

Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

47  |  Aquila Funds Trust

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter and generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available.  You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which may be obtained free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30, 2020 is available upon request, without charge, at www.aquilafunds.com or on the SEC’s website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the calendar year ended December 31, 2019, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

	Ordinary Income	Long-Term Capital Gains

Aquila Three Peaks High Income Fund	100%	—

Aquila Three Peaks Opportunity Growth Fund	—	100%

Prior to February 15, 2020, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2019 calendar year.

48  |  Aquila Funds Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

THREE PEAKS CAPITAL MANAGEMENT, LLC

3750 Dacoro Lane, Suite 100

Castle Rock, Colorado 80109

Board of Trustees

Glenn P. O’Flaherty, Chair

Diana P. Herrmann, Vice Chair

John M. Burlingame

Gary C. Cornia

Grady Gammage, Jr.

Patricia L. Moss

Officers

Diana P. Herrmann, President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Anita Albano, Secretary

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-AFTSAR-0620

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   INVESTMENTS.

(a)       Schedule I – Included in Item 1 above

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

Evaluation of Disclosure Controls and Procedures.     The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that the information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant has carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Change in Internal Controls.     There have been no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESMENT COMPANIES.

Not applicable.

ITEM 13.   EXHIBITS.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:   /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

September 2, 2020

By:   /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Diana P. Herrmann

Diana P. Herrmann

Vice Chair, Trustee and President

September 2, 2020

By:    /s/ Joseph P. DiMaggio

Joseph P. DiMaggio

Chief Financial Officer and Treasurer

September 2, 2020